CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) on investments, tax	$ (43)	$ 10	$ 86	$ (3)	$ 140
Reclassification adjustment for gain (loss) included in net income, tax	0	0	0	217	0
Foreign currency translation adjustment, tax	(11)	(69)	85	(261)	109
Reclassification adjustment for gain (loss) included in net income, tax	$ 0	$ 0	$ 0	$ 307	$ 0